OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of other comprehensive income (loss)
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation (losses) gains in respect of foreign operations	$(1,233)	$(467)	$87
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	189	27	—
Gains (losses) on hedges of net investments in foreign operations	539	163	650
	(505)	(277)	737
Cash flow hedges
Gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(9) million (2021 - $(12) million; 2020 - $4 million)	49	95	116
	49	95	116
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(1)	(2)	4
Share of gains (losses) on derivatives designated as cash flow hedges	129	56	(62)
	128	54	(58)
Items that will not be reclassified to net income:
Unrealized (losses) gains on securities - FVTOCI, net of income tax (expense) benefit of $(2) million (2021 - $(59) million; 2020 - $11 million)	(26)	(33)	17
Share of revaluation surplus (losses) on equity accounted investments	113	354	(206)
Net remeasurement gains (losses) on defined benefit plan	1	—	(1)
Revaluation surplus (loss), net of income tax (expense) benefit of $(72) million (2021 –$(120) million; 2020 – $49 million)	655	811	(191)
	743	1,132	(381)
Total other comprehensive income	$415	$1,004	$414